Summary of Significant Accounting Policies (Details) - Schedule of Revenue Recognition by Product Line - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Revenue Recognition by Product Line [Line Items]
Total	$ 6,321	$ 10,242	$ 12,365
Sale of products [Member]
Schedule of Revenue Recognition by Product Line [Line Items]
Revenue	5,503	10,201	12,351
Sub-contracting income [Member]
Schedule of Revenue Recognition by Product Line [Line Items]
Revenue	818
Maintenance service income [Member]
Schedule of Revenue Recognition by Product Line [Line Items]
Revenue		$ 41	$ 14